Long-term debt - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 25, 2017	Mar. 26, 2016
Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 33,335	$ 52,285
Long-term debt:
Long-term debt and Capital lease obligations	33,335	52,285
Current portion of long-term debt	2,810	5,634
Long-term debt	30,525	46,651
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt	2,141	2,786
Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	779	2,355
Capital Leasing Arrangements [Member] | Land and Building [Member]
Debt Instrument [Line Items]
Obligation under capital leases		9,141
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	26,952	32,186
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Long-term debt	1,061	1,383
Secured Debt [Member] | Furniture and Equipment [Member]
Debt Instrument [Line Items]
Obligation under capital leases	902	1,719
Cash Contribution [Member] | Montrovest BV [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,500	1,500
Term Loan Facility Repaid In May Two Thousand Sixteen [Member]
Debt Instrument [Line Items]
Long-term debt		$ 1,215